Subsequent Events	3 Months Ended
Jun. 30, 2011
Subsequent Events
Subsequent Events [Text Block]

Note 11 – Subsequent Events

On August 12, 2011, we issued 10,000 shares of our restricted common stock to an accredited investor for a total purchase price of $35,000 all which was paid in cash. The shares were purchased in August 2011.